Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Purchase of property and equipment	$ 273,220	$ 392,819
Rolling Stock
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment pledged as security	166,500	246,100
Trade and Other Payables
Disclosure Of Property Plant And Equipment [Line Items]
Purchase of property and equipment	$ 0	$ 500